INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Amortization is recorded from the date each asset is placed into service on a straight-line basis over the estimated useful lives of intangible assets as follows:

Intellectual property	6 years
Website and mobile application	2 years
Software	1 – 5 years
The following table presents intangible asset balances (in thousands):

	December 31,
	2022	2021
Gross intangible assets:
Software	$2,200	$1,765
Intellectual property	3,857	3,857
Website and mobile application	534	534
Total intangible assets	6,591	6,156
Accumulated amortization:
Software	(1,749)	(1,518)
Intellectual property	(3,857)	(3,857)
Website and mobile application	(534)	(534)
Total accumulated amortization	(6,140)	(5,909)
Total net book value	$451	$247

Schedule of Amortization Expense for the Intangible Assets	The remaining balance will amortize as follows:

December 31, 2022
2023	$108
2024	103
2025	103
2026	103
2027	34
Thereafter	—
Total amortization	451